Earnings per share - Earnings per share (Detail) - EUR (€) € / shares in Units, € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Earnings per share [Abstract]
Income from continuing operations	€ 1,028	€ 831	€ 160
Net income attributable to non-controlling interests	214	43	14
Income from continuing operations attributable to shareholders	814	788	146
Income from discontinued operations	843	660	479
Net income attributable to shareholders	€ 1,657	€ 1,448	€ 624
Weighted average number of common shares	928,797,650	918,015,863	916,086,943
Incremental shares from assumed conversions [Abstract]
Incremental shares from assumed conversions of options	3,161,267	2,456,616	3,565,682
Incremental shares from assumed conversions of performance shares	10,757,785	6,985,509	2,479,923
Incremental shares from assumed conversions of restricted share rights	2,008,162	1,331,163	1,491,960
Incremental shares from assumed conversions of forward contracts	407,193
Dilutive potential common shares	16,334,406	10,773,289	7,537,565
Diluted weighted average number of shares (after deduction of treasury shares) during the year	945,132,056	928,789,152	923,624,508
Basic earnings per common share [Abstract]
Income from continuing operations	€ 1.11	€ 0.90	€ 0.17
Income from discontinued operations	0.91	0.72	0.52
Income from continuing operations attributable to shareholders	0.88	0.86	0.16
Net income attributable to shareholders	1.78	1.58	0.68
Diluted earnings per common share [Abstract]
Diluted earnings from continuing operations	1.09	0.89	0.17
Diluted earnings from discontinued operations	0.89	0.71	0.52
Income from continuing operations attributable to shareholders	0.86	0.85	0.16
Diluted earnings per commons share	1.75	1.56	0.68
Dividend paid per common share	€ 0.80	€ 0.80	€ 0.80